Interim Condensed Consolidated Statement of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenue	$ 240,095	$ 208,354	$ 468,420	$ 405,884
Cost of goods sold	(158,731)	(140,729)	(310,716)	(275,929)
Gross profit	81,364	67,625	157,704	129,955
Research and development expenses	(4,634)	(4,605)	(9,510)	(8,996)
Selling, general and administrative expenses	(94,680)	(84,111)	(178,150)	(161,609)
Other operating income and (expenses), net	639	(1,025)	1,296	(57)
Operating loss	(17,311)	(22,116)	(28,660)	(40,707)
Finance income and (expenses), net	(13,394)	(31,916)	(14,298)	(22,505)
Loss before tax	(30,705)	(54,032)	(42,958)	(63,212)
Income tax expense	(631)	(1,914)	(507)	(5,265)
Loss for the period	(31,336)	(55,946)	(43,465)	(68,477)
Attributable to: Shareholders of the parent	(31,283)	(55,911)	(43,289)	(68,341)
Non-controlling interests	$ (53)	$ (35)	$ (176)	$ (136)
Loss per share, attributable to shareholders of the parent:
Basic earnings (loss) per share	$ (0.05)	$ (0.09)	$ (0.07)	$ (0.11)
Diluted earnings (loss) per share	(0.05)	(0.09)	(0.07)	(0.11)
Basic, Loss per ADS, attributable to shareholder of the parent (1 ADS representing 20 ordinary shares):	(0.99)	(1.86)	(1.38)	(2.28)
Diluted, Loss per ADS, attributable to shareholder of the parent (1 ADS representing 20 ordinary shares):	$ (0.99)	$ (1.86)	$ (1.38)	$ (2.28)
Weighted average comon shares outstanding:
Basic	629,121,235	601,195,247	626,823,384	599,884,824
Diluted	629,121,235	601,195,247	626,823,384	599,884,824